RELATED PARTY TRANSACTIONS - Promissory Note, Administrative Support Agreement and Related Party Loans (Details) - Tailwind Acquisition Corp [Member]		1 Months Ended	12 Months Ended
	Sep. 15, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Sep. 30, 2022 tranche	Sep. 09, 2022 USD ($)
RELATED PARTY TRANSACTIONS
Prepaid expenses			$ 80,875	$ 111,667
Convertible note - related party, Outstanding balance			600,000
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month			10,000
Expenses incurred			120,000
Accrued expenses fee				$ 50,000
Prepaid expenses			50,000
Working Capital Loans
RELATED PARTY TRANSACTIONS
Loans convertible into warrants			$ 1,500,000
Price of warrants (in dollars per share) | $ / shares			$ 1
Unsecured Promissory Note
RELATED PARTY TRANSACTIONS
Additional borrowing capacity of the note			$ 150,000
Initial maximum borrowing capacity of the note						$ 600,000
Number of equal tranches | tranche					2
Conversion price per warrant | $ / shares			$ 1
Unsecured Promissory Note | Sponsor [Member]
RELATED PARTY TRANSACTIONS
Amount available for borrowings		$ 300,000
Unsecured Promissory Note | Promissory Note - Related Party
RELATED PARTY TRANSACTIONS
Repayment of debt	$ 52,250